CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	TuanChe Limited shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 181	¥ 35	¥ (45,886)	¥ 1,221,339	¥ (881,700)	¥ (5,805)	¥ 288,164	¥ (1,103)			¥ 287,061
Balance (in shares) at Dec. 31, 2020 | shares	265,384,415	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	2,023,845
Share-based compensation				9,797			9,797				9,797
Net loss					(101,945)		(101,945)				(101,945)
Foreign currency translation adjustment						(1,603)	(1,603)				(1,603)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	1,231,135	(983,645)	(7,408)	194,413	(1,103)			193,310
Balance (in shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity
Shares issuance for vested restricted shares	¥ 2			(2)
Shares issuance for vested restricted shares (in Shares) | shares	3,648,500
Share-based compensation				10,282			10,282				10,282
Acquisition of non-controlling interests				(1,103)			(1,103)	¥ 1,103
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 51			56,639			56,690				56,690
Issuance of common shares and Pre-funded warrants, net of issuance costs (in shares) | shares	71,272,736
Net loss					(166,490)		(166,490)				(166,490)
Foreign currency translation adjustment						(1,008)	(1,008)				(1,008)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	1,296,951	(1,150,135)	(8,416)	92,784				92,784
Balance (in shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)						327,422,449	55,260,580
Increase (Decrease) in Stockholders' Equity
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	20,593,750
Share-based compensation				9,546			9,546				9,546
Net loss					(82,971)		(82,971)				(82,971)	$ (11,687)
Foreign currency translation adjustment						125	125				125	18
Balance at Dec. 31, 2023	¥ 236	¥ 35	¥ (45,886)	¥ 1,306,496	¥ (1,233,106)	¥ (8,291)	¥ 19,484				¥ 19,484	$ 2,745
Balance (in shares) at Dec. 31, 2023 | shares	362,923,246	55,260,580	(14,907,047)						348,016,199	55,260,580